INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 8,914
2027	7,277
2028	7,277
2029	7,277
2030	7,040
2031 onwards	16,201
Amortized cost	$ 53,986	$ 12,925